Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

15. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares.

For the year ended December 31, 2021 the Company issued 108,230 Class A ordinary shares to White Lion Capital LLC. The gross proceeds were RMB664,670.

On November 8, 2021, the Company’s 2021 annual general meeting of shareholders (the “AGM”) approved the following shareholders’ resolutions: (i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,625,058 Class B ordinary shares.

As of December 31, 2023, the Company had 38,113,879 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding.

Shares issued for SPAC and acquisitions

SPAC

In connection the earn-out provisions of SPAC, On March 25, 2021, the Company issued 3,000,000 for SPAC Earn-out Target 2020. On June 2, 2022, the Company issued 2,700,000 Class A ordinary shares and 300,000 Class B ordinary shares for SPAC Earn-out Target 2021 (details see shares to be issued in Note 15).

Acquisition of Beelive

In connection the earn-out provisions of the acquisition of Beelive, On March 25, 2021, the Company issued 540,960 Class A ordinary shares for Beelive Earn-out Target 2020. On June 2, 2022, the Company issued 540,960 Class A ordinary shares for Beelive Earn-out Target 2021. On April 7, 2023, the Company issued 507,804 Class A ordinary shares for Beelive Earn-out Target 2022 (details see shares to be issued in Note 15).

Acquisition of Weiliantong

In connection of the acquisition of Weiliantong, on March 3, 2022, the Company issued 3,898,511 Class A ordinary shares to the original shareholders of Weiliantong as part of total RMB180,000 worth share consideration (Note 4), which was calculated based on US$5.13 per share based on the 20 days average closing price of the Company’s Class A ordinary shares prior to the acquisition. The fair value of the shares issued approximated RMB127,000 as part of the purchase consideration.  On April 7, 2023, the Company issued 487,314 Class A ordinary shares for achieving Earn-out Target 2022. On April 8, 2024, the Company issued 403,089 Class A ordinary shares for achieving Earn-out Target 2023 (details see shares to be issued in Note 15).

Treasury Shares

In October, 2022, the Company repurchased an aggregate of 794,120 Class A ordinary shares at price of US$3.01 per share, which was recorded as treasury shares.

In November, 2023, the Company repurchase an aggregate of 119,725 Class A ordinary shares at price of US$3.2 per share, which was recorded as treasury shares.

As of December 31, 2023, all these shares were held in an escrow account as reserve solely for potential needed.

Warrants

As of December 31, 2023, there were 6,023,700 warrants outstanding and exercisable, consisting of 5,653,700 public warrants issued in connection with the Company’s initial public offering,270,000 private warrants issued for a private placement simultaneously with the closing of the initial public offering. These two warrants are exercisable for one Class A ordinary shares. 100,000 warrants came from Unit Purchase Option exercised by Chardan in fiscal year 2021, these two warrants are exercisable for one Class A ordinary shares All these warrants were issued and outstanding before the SPAC Transaction and no warrants have been exercised for the year ended December 31, 2023.

The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of US$0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds US$16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants may only be exercised for a whole number of shares, meaning that the Public Warrants must be exercised in multiples of two. However, the warrants will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants with the exercise price of US$11.5 per full share and expiration by February 5, 2024, except that the private warrants and the Class A ordinary shares issuable upon the exercise of the private warrants will not be transferable, assignable or salable until after the completion of the SPAC Transaction, subject to certain limited exceptions. The private warrants may only be exercised for a whole number of shares, meaning that the private warrants must be exercised in multiples of two. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

A summary of warrants activity for the year ended December 31, 2021, 2022 and 2023 is as follows:

	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 5, 2024
Additional warrants upon exercise of UPO	100,000	-	-
Exercised	(96,300)	-	-
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2023	6,023,700	0.1years	February 5, 2024
Balance of warrants exercisable as of December 31, 2023	6,023,700	0.1years	February 5, 2024

As of December 31, 2023, the Company had warrants exercisable for 3,011,850 Class A ordinary shares with weighted average life of 0.1 years and expired on February 5, 2024.

Unit Purchase Option

On February 8, 2019, the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 100,000 warrants and 110,000 shares. As of December 31, 2023, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 0.1 years and expiring on February 5, 2024.

Liability Classified Warrants

All of the Company’s outstanding warrants contain a contingent cash payment feature and therefore were accounted for as a liability and are adjusted to fair value at each balance sheet date. The change in fair value of the warrant liability is recorded as change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss (Note 2).

The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of the unit purchase option is approximately $1,286,000, or $2.98 per Unit, using the Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 2.44% and (3) expected life of five years. The option and such units purchased pursuant to the option, as well as the Class A ordinary shares underlying such units, the rights included in such units, the Class A ordinary shares that are issuable for the rights included in such units, the warrants included in such units, and the shares underlying such warrants, have been deemed compensation by FINRA and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of FINRA’s NASDAQ Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners. The option grants to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price.

Shares to be issued

As of December 31, 2020, the earn-out liability related to SPAC Earn-out Target 2020 and Beelive Earn-out Target 2020 were met. As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company. On March 25, 2021, the Company issued 3,540,960 Class A ordinary shares for this achievement of earnout target.

As of December 31, 2021, the earn-out liability related to SPAC Earn-out Target 2021 and Beelive Earn-out Target 2021 were met. As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB128,119 as shares to be issued in the equity of the Company. On June 2, 2022, the Company issued 3,240,960 Class A ordinary shares and 300,000 Class B ordinary shares for this achievement of earnout target.

As of December 31, 2022, Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, there was 995,118 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. On April 7, 2023, the Company issued 995,118 Class A ordinary shared for these achievement earnout targets. In addition, in connection with the acquisition of Weiliantong (Note 4), the Company is required to issue 636,691 Class A shares to Weilaijin (equivalent to RMB20,800) after received exercise notice.

As of December 31, 2023, Weiliantong has achieved 82.72% of Weiliantong Eearn-out Target 2023. As a result, there was 403,089 (487,314*82.72%) earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB9,960 as shares to be issued in the equity of the Company. In addition, in connection with the acquisition of Weiliantong (Note 4), the Company is required to issue 636,691 Class A shares to Weilaijin (equivalent to RMB20.8 million) after received exercise notice. On April 8, 2024, the Company issued 403,089 Class A ordinary shares for this achievement of earnout target, subsequently.

2021 Equity Incentive Plan

On August 3, 2021, the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Operating Officer as Authorized Officer of ESOP Committee to grant share options to employees, directors, advisors, consultants and service providers of the Company. In 2021, the ESOP Committee approved the granting of 2,053,783 Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. As of December 31, 2021, 2,053,783 RSUs were issued and outstanding. For the year ended December 31, 2022, the ESOP Committee approved the granting of 61500 RSUs under the 2021 Equity Incentive Plan. For the year ended December 31, 2022, 72,713 RSUs was forfeited and 1,325,614 RSUs was vested during the year ended December 31, 2022. As of December 31, 2022, the Company had 716,956 RSUs outstanding. For the year ended December 31, 2023, the ESOP Committee approved the granting of 512,217 RSUs under the 2021 Equity Incentive Plan. For the year ended December 31,2023,21,206 RSUs was forfeited and 434,093 RSUs was vested. As of December 31, 2023, the Company had 773,874 RSUs outstanding.